Investments in Joint Ventures and Associates - Schedule Profit (loss) Sharing in Joint Ventures and Associates (Parenthetical) (Detail) - MXN ($) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 16, 2017	Sep. 28, 2016	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
PMV Minera, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Sale of ownership , percentage			44.09%
Divestiture amount			$ 53,701
Ownership percentage				44.09%	44.09%
Gain from divestiture			$ 1,646
Petroquimica Mexicana de Vinilo. S. A. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Sale of ownership , percentage			44.09%
Divestiture amount			$ 3,198,597
Gain from divestiture			$ 689,268
Ductos y Energticos del Norte, S.A. de C.V.[member]
Disclosure of Investments in Associates and Other [Line Items]
Divestiture amount	$ 3,141,710
Ownership percentage	50.00%
Gain from divestiture	$ 3,139,103
Gasoductos de Chihuahua, S. de R. L. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Divestiture amount		$ 22,684,736
Ownership percentage		50.00%
Gain from divestiture		$ 15,211,039